TAX	6 Months Ended
Jun. 30, 2026
TAX
TAX

5 TAX

For the six months ended 30 June 2026, the income tax expense has been determined based on management’s best estimate of the effective tax rate applicable for the full year. This is then applied to the pre-tax profit of the interim period, with the tax due on adjusting items considered on an item-by- item basis.

	Six months ended 30 June
	2026			2025
	Pre-tax profit	Tax	Tax rate	Pre-tax profit	Tax	Tax rate
	£m	£m	%	£m	£m	%
IFRS	1,056	(286)	27.1%	1,075	(262)	24.4%
Adjusting items	189	(36)		39	(10)
Adjusted	1,245	(322)	25.9%	1,114	(272)	24.4%